Business acquisition	12 Months Ended
Dec. 31, 2015
Business acquisition [Abstract]
Business acquisition

4. Business acquisition

Travel agencies

During the year ended December 31, 2015, the Group acquired the 90%, 100%, 75.02% and 80% of equity interests of the four offline travel agencies, respectively. The Group gained access to the expanding Taiwan tours market and improved the capability in the direct procurement of products with these acquisitions. The total purchase price of RMB117,997 included cash consideration of RMB102,662 and RMB15,335, the fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target over the next three to four years. The fair value of the contingent cash consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. As of December 31, 2015, the total unpaid consideration was amounted to RMB39,471. The business acquisitions were accounted for under purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net liabilities (including the cash acquired of RMB24 million)	(57,032)
Travel licenses	25,100	20 years
Customer relationship	13,596	14.25-14.5 years
Trade names	39,619	7-14 years
Software	3,013	5 years
Non-compete agreement	1,782	3.5-5.25 years
Goodwill	132,819
Deferred tax liability	(20,778)
Noncontrolling interest	(20,122)
Total considerations	117,997

The Group measured the fair value of the trade names and travel licenses under the relief-from-royalty method. Under the methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the assets, royalty rates, discount rate and estimated asset lives. Customer relationships were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after deduction of cash flows attributable to other contributory assets to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, for other contributory assets, discount rate, remaining useful life, tax amortization benefit and customer attrition rates. The Group measured the fair value of non-compete agreements based on incremental discounted cash flow analyses computed with and without the non-compete terms as described in share purchase agreement and the probability that such competition exists. The Group measured the fair value of the software under the replacement cost method.

A preliminary allocation of the purchase price of two offline travel agencies, which were acquired on July 1, 2015 and October 1, 2015, respectively, to the assets acquired and liabilities assumed was made based on available information and incorporated with management's current estimates, and is subject to revision as additional information about the fair value of individual assets and liabilities becomes available. The Group is in the process of finalizing the fair value of the current assets and current liabilities, and the amount of purchase price allocable to goodwill be updated accordingly.

During the year ended December 31, 2015, the Group acquired the remaining 10% equity interest of one of travel agencies with the consideration of RMB1,496, which was treated as equity acquisition and the difference between the purchase consideration and the related carrying value of the noncontrolling interests of RMB683 was recorded as a reduction of additional paid-in capital during the year ended December 31, 2015.

Other acquisition

In July 2015, the Group acquired 100% equity interests of in a technology company of focusing on air ticketing platform development. The total consideration was RMB8,645. As of December 31, 2015, the total unpaid consideration was amounted to RMB 2,645. The business acquisitions were accounted for under purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net liabilities	(355)
Software	5,960	6 years
Non-compete agreement	1,040	6 years
Goodwill	3,750
Deferred tax liability	(1,750)
Total considerations	8,645

Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the consolidated income statements, either individually or in aggregate.